Property, plant and equipment, net (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation	¥ 55,859	¥ 55,459	¥ 38,318